Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2017 and 2016:

	December 31, 2017
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$48,896	$—	$48,896	$—

	December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$37,187	$—	$37,187	$—

Schedule of fair value of flight equipment on non-recurring basis
For flight equipment that we measured at fair value on a non-recurring basis during the year ended December 31, 2017, the following table presents the fair value of such flight equipment as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Range	Weighted average
Flight equipment	$355,923	Income approach	Discount rate	0% - 10%	5%
			Remaining holding period	0 - 13 years	8 years
			Non-contractual cash flows	0% - 100%	38%

Schedule of carrying amounts and fair values of most significant financial instruments
The carrying amounts and fair values of our most significant financial instruments as of December 31, 2017 and 2016 were as follows:

	December 31, 2017
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,659,669		$1,659,669	$1,659,669	$—	$—
Restricted cash	364,456		364,456	364,456	—	—
Derivative assets	48,896		48,896	—	48,896	—
Notes receivables	22,497		22,497	—	22,497	—
	$2,095,518		$2,095,518	$2,024,125	$71,393	$—
Liabilities
Debt	$28,580,800	(a)	$29,074,375	$—	$29,074,375	$—
Guarantees	2,272		2,272	—	—	2,272
	$28,583,072		$29,076,647	$—	$29,074,375	$2,272

(a)	Excludes debt issuance costs and debt discounts.

	December 31, 2016
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$2,035,447		$2,035,447	$2,035,447	$—	$—
Restricted cash	329,180		329,180	329,180	—	—
Derivative assets	37,187		37,187	—	37,187	—
Notes receivables	23,359		23,359	—	23,359	—
	$2,425,173		$2,425,173	$2,364,627	$60,546	$—
Liabilities
Debt	$27,873,900	(a)	$28,203,635	$—	$28,203,635	$—
Guarantees	51,804		51,804	—	—	51,804
	$27,925,704		$28,255,439	$—	$28,203,635	$51,804

(a)	Excludes debt issuance costs and debt discounts.